Note 16 - Trade and Other Payables, and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
Note 16.	Trade and Other Payables, and Other Current Liabilities

The table below specifies the items of trade and other payables, and other current liabilities.

	As of December 31,
[US$ thousands]	2020	2021
Trade and other payables:
Trade payables due to third party suppliers	20,181	32,506
Trade and other payables due to related parties (Note 20)	2,268	1,505
Employee withholding tax	1,044	1,737
Value added tax	1,162	1,648
Payroll tax (1)	799	982
Total trade and other payables	25,454	38,378

Other current liabilities:
Accrued personnel expenses	11,985	11,793
Equity derivative liabilities (Note 14)	744	-
Unsettled trades (Note 14)	-	6,931
Other current liabilities	310	401
Total other current liabilities	13,040	19,125

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(1)	Includes accruals for social security costs related to share-based remuneration.

For a schedule of maturities for trade and other payables, and other current liabilities, see Note 17.